Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	NVS
Entity Registrant Name	NOVARTIS AG
Entity Central Index Key	0001114448
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,317,456,499